Summary of Significant Accounting Policies - Summary Of Amortization of Intangible Assets with Finite Lives (Detail)	Dec. 31, 2024
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years